Equity-Based Compensation - Fair Value of Stock Option Awards Determined on Grant Date Using Black-Scholes Valuation Model (Detail)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected term (years)	6 years 3 months
Expected volatility	35.40%
Risk-free interest rate	1.82%